SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION  STATEMENT  UNDER  THE  SECURITIES  ACT  OF  1933               [X]


          Pre-Effective  Amendment  No.                                      [ ]


          Post-Effective  Amendment  No.  61                                 [X]


                                     and/or

REGISTRATION  STATEMENT  UNDER  THE  INVESTMENT  COMPANY  ACT  OF  1940      [X]


          Amendment  No.   61

                        (Check appropriate box or boxes)

                                 WADE FUND, INC.
--------------------------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                         Suite 2224, 5100 Poplar Avenue
                            Memphis, Tennessee  38137

--------------------------------------------------------------------------------

              (Address of Principal Executive Offices)  (Zip Code)

Registrant's  Telephone  Number,  including  Area  Code          (901)  682-4613

                                 MAURY WADE, JR.
                         Suite 2224, 5100 Poplar Avenue
                            Memphis, Tennessee 38137

--------------------------------------------------------------------------------

                     (Name and Address of Agent for Service)

Approximate  Date  of  Proposed  Public  Offering               April  30,  1999
                                                                ----------------

                                 FILE NO. 2-7988

It  is  proposed  that this filing will become effective (check appropriate box)

        immediately  upon  filing  pursuant  to  paragraph  (b)
-----
  X     on  4/30/99  pursuant  to  paragraph  (b)
-----
        60    days  after  filing  pursuant  to  paragraph  (a)(1)
-----
        on              pursuant  to  paragraph  (a)(1)
-----
        75  days  after  filing  pursuant  to  paragraph  (a)(2)
-----
        on         pursuant  to  paragraph  (a)  (2)  of  rule  485
-----       -----
If  appropriate,  check  the  following  box:
        this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
-----

                          TABLE OF CONTENTS

                                 OF

                             FORM N-1 A

                          -----------------

                                                            PAGE
                                                        ---------
Facing Sheet . . . . . . . . . . . . . . . . . . . . . .        1

Table of Contents of Form N-1 A. . . . . . . . . . . . .        2

Part A.  Prospectus

  Cover Page . . . . . . . . . . . . . . . . . . . . . .        3
  Table of Contents. . . . . . . . . . . . . . . . . . .        4
  Synopsis . . . . . . . . . . . . . . . . . . . . . . .        5
  Financial Highlights . . . . . . . . . . . . . . . . .        6
  Discussion of Fund Performance . . . . . . . . . . . .        7
  Body of Prospectus Narrative . . . . . . . . . . . . .   8 - 15
  Financial Statements . . . . . . . . . . . . . . . . .  16 - 22

Part B.  Statement of Additional Information

  Cover Page . . . . . . . . . . . . . . . . . . . . . .        1
  Table of Contents. . . . . . . . . . . . . . . . . . .        2
  Body . . . . . . . . . . . . . . . . . . . . . . . . .    3 - 7

Part C.  Other Information. . . . . . . . . . . . . . ..    1 - 5

Signatures . . . . . . . . . . . . . . . . . . . . . . .        6

                               P R O S P E C T U S

                                 WADE FUND, INC

                         Suite 2224, 5100 Poplar Avenue
                            Memphis, Tennessee 38137
                            Telephone:  901-682-4613

                                 COVERING SHARES
                                        OF
                                  CAPITAL STOCK

Investment  Adviser:                                    Maury Wade, Jr.

Subscription  Price:                                    Net Asset Value

Sales  Load  or  Underwriting  Commissions:             None

Percentage  of  Subscription  Price
     Received  by  Wade  Fund,  Inc:                    100%

Redemption  Price:                                      Net Asset Value *

Annual  Investment  Adviser  Fee:                       3/4 of 1% of Net Value
                                                        of Investment Assets

Minimum  Initial  Investment:                           $500.00

Date  of  This  Prospectus:                             April  30,  1999

Date  of  Statement  of  Additional
      Information                                       April  30,  1999

 * At the discretion of the Board of Directors a redemption charge not to exceed two percent (2%) of the redemption price may be placed in effect at any time. No such charge has ever been imposed and none is contemplated at present. For a further explanation, see page 13.

The primary objective of Wade Fund, Inc. is long term appreciation of capital, the obtaining of ordinary income being secondary. It is proposed that these objectives may be met by investing in publicly traded securities which are believed to have appreciation potential. There is no assurance that the Fund's objectives will be realized.

The prospectus sets forth concisely the information about the Registrant that a prospective investor ought to know before investing.

INVESTORS  SHOULD  READ  AND  RETAIN  THIS  PROSPECTUS  FOR  FUTURE  REFERENCE.

Additional information about the Registrant has been filed with the Securities and Exchange commission and is available upon request and without charge at the address shown above. It is incorporated herein by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                        TABLE OF CONTENTS
                        -----------------

                                                        Page
                                                    ------------
Synopsis. . . . . . . . . . . . . . . . . . . . . .            5
Financial Highlights. . . . . . . . . . . . . . . .            6
Discussion of Fund Performance. . . . . . . . . . .            7
General Description of Registrant . . . . . . . . .            8
  Investment Objectives and Policy. . . . . . . . .            8
  Fundamental Policies. . . . . . . . . . . . . . .            9
Management of the Fund. . . . . . . . . . . . . . .           10
  Officers and Directors. . . . . . . . . . . . . .           10
  Stockholdings of Officers and Directors . . . . .           10
  Investment Adviser. . . . . . . . . . . . . . . .           11
  Terms of Contract . . . . . . . . . . . . . . . .           11
  Remuneration. . . . . . . . . . . . . . . . . . .           11
Capital Structure . . . . . . . . . . . . . . . . .           11
  Description of Capital Stock. . . . . . . . . . .           11
  Amount Authorized . . . . . . . . . . . . . . . .           11
Offering Price of Shares. . . . . . . . . . . . . .           12
  Sales Load. . . . . . . . . . . . . . . . . . . .           12
  Calculation of Net Asset Value. . . . . . . . . .           12
  Frequency of Calculation. . . . . . . . . . . . .           12
  Valuation of Securities . . . . . . . . . . . . .           12
  Accruals. . . . . . . . . . . . . . . . . . . . .           12
Dividend Reinvestment . . . . . . . . . . . . . . .           12
Redemption of Shares. . . . . . . . . . . . . . . .           13
  Redemption Privilege. . . . . . . . . . . . . . .           13
  Redemption Price. . . . . . . . . . . . . . . . .           13
Tax Status. . . . . . . . . . . . . . . . . . . . .           14
Legal Proceedings . . . . . . . . . . . . . . . . .           15
Audits and Reports. . . . . . . . . . . . . . . . .           16
Report of Independent Accountants . . . . . . . . .           16
Consent of Independent Accountants. . . . . . . . .           17
Statement of Assets and Liabilities . . . . . . . .           18
Statement of Sources and Net Assets . . . . . . . .           18
Statement of Operations . . . . . . . . . . . . . .           19
Statement of Realized Gain on Investments . . . . .           19
Statement on Unrealized Appreciation on Investments           19
Statement of Changes in Net Assets .. . . . . . . .           20
Schedule of Investments . . . . . . . . . . . . . .           21
Notes to Financial Statements . . . . . . . . . . .           22

--------------------------------------------------------------------------------

NUMEROUS INVESTMENT COMPANIES CONTINUOUSLY OFFER THEIR SHARES TO INVESTORS. INVESTMENT COMPANIES HAVE DIFFERENT INVESTMENT OBJECTIVES AND INVOLVE VARYING DEGREES OF RISK. SALES COMMISSIONS WHICH ARE PAID BY SOME COMPANIES TO COMPENSATE PERSONS WHO SELL THEIR SHARES VARY AS DO MANAGEMENT CHARGES AND EXPENSE RATIOS. WADE FUND, INC. PAYS NO SALES COMMISSIONS ON THE SALE OF ITS SHARES. THE MANAGEMENT CHARGES PAID BY WADE FUND, INC. FOR THE LAST FISCAL YEAR WERE APPOXIMATELY .75% OF AVERAGE ANNUAL NET ASSETS. THE COMPANY'S OPERATING EXPENSES INCLUDING THE MANAGEMENT FEE WERE APPROXIMATELY 2.71% OF THE AVERAGE ANNUAL NET ASSETS AND 97.66% OF THE INVESTMENT INCOME IN THE LAST FISCAL YEAR.

Synopsis
--------

     Wade fund, Inc. operates as an open-end non-diversified investment company and is also qualified as a "regulated investment company" under the Internal Revenue Code. (See "General Description of Registrant", "Fundamental Policies", and "Tax Status").

     The primary objective of the Fund is making of investments which may produce long term appreciation of capital. (See "Investment Objectives and Policy" and "Fundamental Policies").

     Wade fund, Inc., is authorized to issue a maximum of One Hundred Thousand (100,000) shares of common capital stock without par value, pursuant to charter amendment dated February 28, 1983. At December 31, 1998, a total of 18,659 shares were issued and outstanding. No other class of stock is authorized or outstanding. (See "Capital Structure" and "Condensed Financial Information").

     The investment adviser to the Fund is Maury Wade, Jr., doing business as Maury Wade & Company, an investment advisory service. As such, the firm customarily provides advice to investors, both individual and institutional, as to the making of investment decisions concerning publicly traded equity securities and debt securities of corporations and of federal, state and local governmental entities. (See "Investment Adviser").

     The investment advisory fee is at an annual rate of three-fourths of one percent (3/4 of 1%) of the net value of the investment assets, calculated and payable quarterly. (See "Investment Adviser").

     There is no sales load or any other transaction expense on the purchase of shares in the Fund, or upon the redemption of shares in the Fund, except that at the discretion of the Board of Directors a redemption charge of two percent (2%) of the redemption price may be placed in effect at any time (See "Redemption of Shares"). Normally, shares are purchased or redeemed at net asset value (See "Calculation of Net Asset Value."). No secondary market for the shares is known to exist. The following is a consolidated disclosure of Fund expenses (For more complete information see "Statement of Operations"):

Annual  Fund  Operating  Expenses
---------------------------------
(as  a  percent  of  average  net  assets)

          Management  Fees                         0.75%
          Other  Expenses                          1.96%

          Total Fund Operating Expenses            2.71%


                                           1 year   3 years   5 years   10 years
Example:
You would pay the following expenses
on a $1,000 investment                     $  27     $  84     $  143     $  304
assuming  (1)  5%  annual  return  and
(2) redemption at the end of each time period:

The purpose of this table is to assist the investor in understanding the indirect expenses that an investor will bear. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

WADE  FUND,  INC.  -                                FINANCIAL  HIGHLIGHTS
Complete  financial  statements  will  be  found  elsewhere  in  this  prospectus.
The  following  is  a  condensation  of  certain  pertinent  information.
(It  has  been  audited  by  the  Fund's  independent  accountant,  whose  report  appears  elsewhere in this prospectus.)
PER  SHARE  INCOME  AND  CAPITAL  CHANGES  -  (For  a  share  outstanding  throughout  the  year  ending  December  31st)


                                      1989       1990       1991       1992       1993       1994       1995       1996*
                                    ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value, Beginning
  of Period .. . . . . . . . . . .  $  31.95   $  34.70   $  30.22   $  31.24   $  30.65   $  30.73   $  29.64   $  33.60

Income From Investment Operations:
  Net Investment Income. . . . . .  $   0.76   $   0.72   $   0.41   $   0.21   $  (0.08)  $   0.08   $   0.12   $   0.09
  Net Realized and Unrealized
   Gains (Losses) on Securities. .  $   7.63   $  (2.09)  $   4.10   $   2.14   $   2.93   $  (0.50)  $   6.07   $   4.26
                                    ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------

Total From Investment Operations .  $   8.39   $  (1.37)  $   4.51   $   2.35   $   2.85   $  (0.42)  $   6.19   $   4.35

Less Distributions:
  Dividends from Net Income .. . .  $   0.89   $   0.80   $   0.49   $   0.19   $      -   $   0.06   $   0.15   $   0.10
  Distributions from Realized
    Gains on Securities. . . . . .  $   4.75   $   2.31   $   3.00   $   2.75   $   2.77   $   0.61   $   2.08   $   3.04
                                    ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value, End
  of Period .. . . . . . . . . . .  $  34.70   $  30.22   $  31.24   $  30.65   $  30.73   $  29.64   $  33.60   $  34.81
                                    =========  =========  =========  =========  =========  =========  =========  =========

Total Return . . . . . . . . . . .     26.23%     -3.79%     15.70%      7.57%      9.28%     -1.31%     20.83%     12.96%

Ratios/Supplemental Data:

  Net Assets, End of Period. . . .  $539,546   $493,638   $526,300   $536,846   $532,330   $506,200   $584,347   $628,809

  Ratio of Expenses to
   Average Net Assets .. . . . . .      2.55%      2.61%      2.60%      2.61%      2.64%      2.82%      2.76%      2.86%

  Ratio of Net Income to
   Average Net Assets .. . . . . .      2.18%      2.30%      1.43%      0.59%     -0.26%      0.20%      0.39%      0.30%

  Portfolio Turnover Rate .. . . .      5.77%      0.00%      0.00%      6.13%     17.68%      0.00%      0.00%      0.00%

  Number of Shares Outstanding,
   End of Period . . . . . . . . .    15,550     16,337     16,848     17,518     17,332     17,080     17,391     18,066


                                      1997*      1998*
                                    ---------  ---------
Net Asset Value, Beginning
  of Period .. . . . . . . . . . .  $  34.81   $  38.88

Income From Investment Operations:
  Net Investment Income. . . . . .  $   0.05   $   0.03
  Net Realized and Unrealized
   Gains (Losses) on Securities. .  $   6.98   $   1.90
                                    ---------  ---------

Total From Investment Operations .  $   7.03   $   1.93

Less Distributions:
  Dividends from Net Income .. . .  $   0.05   $   0.03
  Distributions from Realized
    Gains on Securities. . . . . .  $   2.91   $   1.67
                                    ---------  ---------
Net Asset Value, End
  of Period .. . . . . . . . . . .  $  38.88   $  39.11
                                    =========  =========

Total Return . . . . . . . . . . .     20.25%      5.16%

Ratios/Supplemental Data:

  Net Assets, End of Period. . . .  $705,332   $729,828

  Ratio of Expenses to
   Average Net Assets .. . . . . .      2.72%      2.71%

  Ratio of Net Income to
   Average Net Assets .. . . . . .      0.12%      0.06%

  Portfolio Turnover Rate .. . . .      4.43%      0.00%

  Number of Shares Outstanding,
   End of Period . . . . . . . . .    18,142     18,659

*See  accompanying  notes  and  independent  auditor's  report.

Performance
-----------
The graph and tables below cover the ten year period from December 31, 1988 through December 31, 1998.
The Standard & Poor's 500 Composite Index (S&P 500) is an unmanaged index of common stock prices.
The Consumer Price Index of All Urban Consumers (CPI) is a widely recognized inflation measure compiled by the United States Department of Labor.  Total returns are based on past performance and are not predictive of future performance.
(In the paper format of this N-1A form, a graph appears which plots the data which appears in the following table.  The graph is labeled "Assumed Investment of $10,000 with all Dividends Reinvested".
Dollars (in thousands) are loaced along the Y-axis and the year of investment are located along the
X-axis.)

                1988    1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
WADE FUND
    %CHANGE            26.23%  -3.79%  15.70%   7.57%   9.28%  -1.31%  20.83%  12.96%  20.25%    5.16%
     VALUE    $10,000 $12,623 $12,145 $14,051 $15,115 $16,518 $16,301 $19,697 $22,250 $26,755 $28,136
S&P
    %CHANGE             31.63%  -3.11%  30.40%   7.61%  10.06%   1.31%  37.53%  22.95%  33.40%  28.72%
     VALUE    $10,000 $13,163 $12,754 $16,631 $17,896 $19,697 $19,955 $27,444 $33,742 $45,012 $57,939
CPI
    %CHANGE             4.65%    6.11%   3.06%   2.90%   2.75%   2.67%   2.54%   3.32%   2.08%   1.61%
     VALUE    $10,000 $10,465 $11,104 $11,444 $11,776 $12,100 $12,423 $12,739 $13,161 $13,435 $13,652

              AVERAGE TOTAL RETURNS                  CUMULATIVE TOTAL RETURNS

              PAST 1   PAST 5   PAST 10               PAST 1    PAST 5    PAST 10
              YEAR     YEARS    YEARS                 YEAR      YEARS     YEARS

WADE FUND      5.16%   11.24%  10.90%      WADE FUND   5.16%    70.32%    181.36%
S&P 500       28.72%   24.08%  19.21%      S&P 500    28.72%   194.15%    479.39%
CPI            1.61%    2.44%   3.16%      CPI         1.61%    12.81%     36.51%

						7

General  Description  of  Registrant
------------------------------------

     Wade Fund, Inc., sometimes referred to hereinafter as the Fund, is a corporation organized under the laws of the State of Tennessee on April 12, 1949. It Became qualified to commence business as an investment company on
April 25, 1949, the date on which it effectively filed notification of registration as an open-end, non-diversified management type company under the Investment Company Act of 1940. It should be noted that the regulation to which the Fund is subject under the above mentioned Act does not involve supervision of management or investment practices or policies. The Fund's only place of business is at Suite 2224, 5100 Poplar Avenue, Memphis, Tennessee 38137.

Investment  Objectives  and  Policy
-----------------------------------

     The purpose of the Fund is to permit the combining of many relatively small amounts of money into one larger fund to be utilized for investment purposes. The individual stockholders of Wade Fund, Inc. are thereby enabled to share the benefits derived from continuous investment supervision based on long experience and constant research and study.

     Subject to change by the Board of Directors, but only with the vote of the holders of a majority of the Registrant's outstanding voting securities, the primary objective of the Fund is long term appreciation of capital. Its investment policy is directed only secondarily to obtaining dividend and interest income. Accordingly, it is expected that the Fund normally will be almost wholly committed to a selected group of common stocks which might appreciate in value although it may invest any portion of its assets in convertible securities, bonds and preferred stocks which also might appreciate in value. During periods which the management feels to be of general economic decline, management, as a matter of temporary defensive policy, may invest assets in U.S. Treasury or investment grade corporate debt securities which provide price stability and income, or hold same in cash. The Fund is under no restriction as to the amount or type of portfolio securities which may be bought or sold, and, except for the prohibition against investment for the purpose of exercising control, there is no limit on the percentage of voting securities of any issuer which it may acquire. Investments shall be confined to established companies which have been engaged in business not less than three (3) years. Accordingly, the investment techniques employed are not designed to result in short term trading or rapid portfolio turnover to secure quick profits nor in disproportionate brokerage or tax consequences to the Fund and its shareholders. The rate of portfolio turnover for the fiscal years ended December 31,1996, 1997 and 1998 were 0.00%, 4.43% AND 0.00% respectively.

     In connection with the foregoing it should be pointed out that any investment in securities involves an inherent risk of loss through capital depreciation resulting from a decline in market values in general or from a decline in the market value of particular securities held. As a result, the attainment of the Fund's objectives cannot be assured. However, it is the management's belief that the continuous investment supervision based upon experience which is furnished to the Fund serves to reduce such risk.

Fundamental  Policies
---------------------

     In addition to the applicable laws pertaining to its activities, the Fund is subject to certain self-imposed restrictions contained in the by-laws. These are as follows:

1. No more than ten percent (10%) of its total assets may be invested in the securities of any one issuer other than the United States Government.

2. No more than twenty-five percent (25%) of its total assets may be invested in any one industry. It is intended that the Fund's investment shall be invested in as many industries as possible and in no event to exceed the limit stated.

3. The Corporation may not invest in the securities of other investment companies, other than money market funds.

4. It may not invest in the securities of any issuer for the purpose of securing or exercising control or management of the issuer.

5. It may not borrow except for temporary purposes and then only up to an amount not exceeding five percent (5%) of its total assets and for a period not exceeding ninety (90) days. The Fund's policy will be to borrow money under this provision only in the event of an emergency. It is desired to retain freedom to do so within these limits but the Fund has never borrowed any money and no borrowing is contemplated or intended within the foreseeable future.

6. It may not act as an underwriter of securities issued by any person other than itself.

7.     It  may  not  purchase  real  estate  for  any  purpose.

8. It may not engage in the purchase or sale of commodities or commodity contracts.

9.     It  may  not  make  loans  to  other  persons.

      All of the foregoing are stated in the by-laws to be matters of fundamental policy of the Fund and as such may only be changed by vote of a majority of the outstanding shares. In addition to the foregoing, the Fund does not deal in restricted securities.

Management
----------

     The Business affairs of Wade Fund, Inc. are administered under the direction of its officers and directors, none of whom is paid any compensation as such. The names of the officers and directors, and their business affiliations for the past five years or more, are as follows:

     L.  Palmer  Brown,  III.  119  Racine  Street,  Memphis,  Tennessee  38111.
     -----------------------
Director.  Mr.  Brown  is  the  sole  proprietor  of L.P. Brown Enterprises.  On
     --
December  31,  1998,  Mr.  Brown  owned  600  of  the  Fund's  shares.

     David L. Delbrocco.  4735 Spottswood, Suite 204, Memphis, Tennessee, 38117.
     ------------------
Director. Mr. Delbrocco is with Delbrocco and associates, certified public Accountants. He was elected to the board on December 13, 1995. On December 31, 1998, Mr. Delbrocco owned 261 of the fund's shares as custodian for his Daughter, the beneficial ownership of which is disclaimed by Mr. Delbrocco.

     Richard  D.  Harwood.  4056  Barrone  Way,  Memphis,  Tennessee,  38117.
     --------------------
Director. Mr. Harwood, formerly Executive Vice-President and Director of Conwood Corporation of Memphis, Tennessee, manufacturer of tobacco products, is retired. On December 31, 1998, Mr. Harwood owned 900 of the Fund's shares.

     Charles  Grant  Wade.  285  Shadow  Grove  Cove, Memphis, Tennessee, 38018.
     --------------------
Secretary, Treasurer and Director. Mr. Wade retired as a Lieutenant Colonel in 1982 after twenty years of service with the United States Air Force. He is the brother of Maury Wade, Jr. On December 31, 1998, Mr. Wade owned 1476 of the Fund's shares. Said shares were owned directly by Mr. Wade and represented 7.91% of the total outstanding.

     Maury Wade, Jr.  Suite 2224, 5100 Poplar Avenue, Memphis, Tennessee, 38137.
     --------------
President and Director. Mr. Wade, Jr. is the sole proprietor of Maury Wade & Company under which name he has engaged in business as an investment adviser since July 26, 1973, as the successor to the investment advisory business previously conducted by his father, Maury Wade, who was the Fund's investment adviser prior to his death. Mr. Wade, Jr. is presently registered as an investment adviser under the Investment Advisers Act of 1940 and for nine years prior to such succession he was engaged in the investment and advisory field with his father. On December 31, 1998, Mr. Wade, Jr. owned 1527 of the Fund's shares. Said shares were owned directly by Mr. Wade and represented 8.18% of the total outstanding.

Investment  Adviser
-------------------

     Wade Fund, Inc. has entered into a management contract with Maury Wade, Jr. doing business as Maury Wade & Company, Suite 2224, 5100 Poplar Avenue, Memphis, Tennessee, 38137. Mr. Wade, Jr. has acted as the Fund's sole investment adviser since July 26, 1973, the date of said contract, which date was shortly after the death of Maury Wade, Sr. who had acted as such since the Fund commenced business. The terms of the contract provide that Mr. Wade, Jr. will provide continuous investment supervision with respect to the Fund's portfolio and will recommend investment changes form time to time as they appear desirable in the light of the Fund's investment policy. In addition, Mr. Wade, Jr. bears the cost of all office rent, executive salaries and executive expenses and the cost of all sales and promotion expenses in connection with the sale of the Fund's stock whereas the Fund pays all taxes accruing against it, all legal fees and expenses, accounting and auditing fees and the cost of compliance with Federal and State laws relating to the issue and sale of securities. In return for his services, Mr. Wade, Jr. is paid an annual fee equal to three-fourths of one percent (3/4 of 1%) of the net value of the investment assets, payable quarterly at the rate of three-sixteenths of one percent (3/16 of 1%) of the net value of such assets on the last day of each quarter on which the New York Stock Exchange is open. The net value of investment assets is the total value of all assets less the aggregate of net income and capital gain realized but undistributed for the year in question and all liabilities. Maury Wade, Jr. was paid fees aggregating $4,613.15 for the year ended December 31, 1996, $5,300.47 for the year ended December 31, 1997, and $5,300.13 for the year ended December 31, 1998.

     An assignment of the contract will automatically terminate it as of the date of such assignment. In addition, the contract may be terminated by the Board of Directors or by vote of the stockholders holding a majority of the stock of the Fund provided sixty (60) days written notice is given. The contract was initially approved by the stockholders at a meeting held on September 17, 1973, and has since been approved annually by the Board of Directors constituted as set forth below. At the present time, it is effective through December 31, 1999, and in the absence of thirty (30) days written notice of intention not to renew given the Fund by the Adviser prior to expiration, it continues in effect from year to year provided such continuance is approved at least annually either (a) by the Board of Directors of the Fund, including a majority of the directors who are not parties to such contract or agreement or interested persons of any such party, or (b) by a vote of the majority of the outstanding shares of the Fund.

Capital  Structure
------------------

     Wade Fund, Inc. is authorized to issue One Hundred Thousand (100,000) shares of common capital stock without par value, pursuant to charter amendment dated February 28, 1983. This is the only class of stock which the Fund has and each share thereof has equal rights as to voting, liquidation, redemption and dividends. No share has any preemptive rights or conversion rights, no share is liable to further call or assessment, and there are no sinking fund provisions. All shares are transferable on the books of the Fund by the holder thereof.

     Since the stock has no par value, the Board of Directors has adopted a resolution providing that the first Thirteen and 33/100 ($13.33) Dollars received as consideration for each share issued shall be allocated to capital stock and the balance to paid-in surplus and equalization accounts.

Purchase  of  Securities  Being  Offered
----------------------------------------

     The Fund has no underwriter and its shares are sold only directly by it at its principal office. Therefore, no sales load is added to the offering price and no commission is paid by the purchaser. The offering price per share is the net asset value of such share next computed after receipt of the order to purchase, and the entire price goes to the Fund. Net asset value is computed once daily on each day that the New York Stock Exchange is open, and on any other day when there has been sufficient trading of the Fund's portfolio securities that net asset value would be materially affected. It is computed as of the time of the close of trading on such Exchange and, therefore, will be effective as to all orders to purchase received by the Fund prior to the time of the close of trading on the day of receipt. If said Exchange is not open on the day of receipt of the order, or if the order is received by the Fund after the close of trading, the effective price will be that which is computed as of the close of trading on the next day on which said Exchange is open.

     Net asset value per share is computed by dividing the value of the Fund's securities plus any cash and other assets (including dividends accrued but not collected), less all liabilities (including accrued expenses but excluding capital and surplus) by the number of shares outstanding. To determine the market value of portfolio securities, a security listed or traded on an exchange is valued at its last sale price on that exchange on the date on which the assets are valued. If there were no sales, the closing bid price is used. An unlisted security for which over-the-counter market quotations are readily available is valued on the basis of the closing bid price. The Fund has never invested in over-the-counter securities for which market quotations are not readily available or in restricted securities. All other assets are valued at fair value as determined in good faith by the Board of Directors. Money market securities, such as Treasury Bills or certificates of deposit, which have a maturity of less than one year but more than sixty days are valued at market value. Those having a maturity of less than sixty days are valued at amortized cost. Major items of ascertainable expense, such as auditing fees, legal fees, advisory service fees and safekeeping fees are accrued daily. Taxes when applicable (See Note 1 to Financial Statements) are also accrued daily.

Dividend  Reinvestment
----------------------

     Any shareholder may elect to have dividends and capital gain distributions automatically reinvested in additional shares of stock. If such election is made all dividends and distributions will be reinvested in full shares at the net asset value per share (ex-dividend price) as of the close of business on the ex-dividend date. Stock certificates covering the additional shares, and/or checks (amounts less than the value of one full share), will be forwarded to the shareholder on the payment date. A shareholder may make the election by written notice to the Fund at any time prior to any ex-dividend date, and if made, will be effective as to all subsequent dividends and capital gain distributions until terminated by either the shareholder or the Fund by written notice given to the other prior to any ex-dividend date. The normal payment date for capital gain and ordinary income dividends is during December.

     Reinvestments made under such election do not assure a profit, nor do they protect against depreciation in declining markets.

Redemption  of  Shares
----------------------

     The Fund, which serves as its own transfer agent, will redeem any of its shares upon demand of the holder thereof when accompanied by delivery of the certificates covering them, endorsed by the registered holder or holders of any such certificates in the manner registered, to Wade Fund, Inc., Suite 2224, 5100 Poplar Avenue, Memphis, Tennessee, 38137. Endorsement signatures must be guaranteed by a national bank or brokerage firm which is a member of the New York Stock Exchange. The redemption price per share is the net asset value of such share next computed after receipt of the order to redeem. The Fund's procedures as to frequency, time and method of such computation are set forth under the heading Purchase of Securities Being Offered. Under theses procedures the net asset value computed once daily as of the close of trading on the New York Stock Exchange on each day it is open will be effective as to all orders to redeem received by the Fund prior to the close of trading on such Exchange on such day. If said Exchange is not open on the day of receipt of the order, or if the order is received by the Fund after the close of trading, the effective price will be that which is computed as of the close of trading on the next day on which said Exchange is open. An order to redeem will not be deemed to have been received until delivery of the properly endorsed certificates as set forth hereinabove.

     The net asset value of the Fund's shares at the time of redemption, and thereby the redemption price, may, therefore, be more or less than the investor's cost, depending upon the market value of portfolio securities at the time of redemption. The Fund is permitted to impose a redemption charge not to exceed two percent (2%) of the redemption price. However, the Board of Directors has adopted a resolution providing that no redemption charge shall be imposed until the further action of the Board. No such action is contemplated, but it should be understood that it will be taken at any time the Board feels that such a charge is necessary, upon redemption, in order to prevent the remaining stockholders from suffering a loss. Such a loss would be involved in the event of a volume of redemptions which could not be met out of the Fund's cash position thereby requiring it to liquidate part of its holdings in order to meet the redemptions. This liquidation would involve expenses which would be reflected in a reduction of the net asset value of the remaining shares unless offset by the redemption charge. Consequently, as indicated upon each certificate issued, all shares are purchased subject to the right of the Fund to effect such a charge upon redemption thereof, and such action may be taken by the Board without advance notice to the shareholders. If taken, it will apply to all shares whether then outstanding or purchased thereafter. Stockholders, will be paid for all shares redeemed within seven (7) days after delivery of the certificates covering them to Wade Fund, Inc. The right of redemption can be suspended and payment postponed only under certain emergency situations set forth in The Investment Company Act of 1940.

Tax  Status
-----------

      The Fund having elected and qualified for its last taxable year, and it being contemplated that the Fund will elect and qualify for each taxable year, to be taxed as a regulated investment company under the Internal Revenue Code, is subject to all the pertinent provisions contained therein with respect to the sources of its earnings, the disbursements of them as dividends to its stockholders and the diversification of its investments.

     In  order  to  qualify as a regulated investment company under the Internal
Revenue Code, the Fund is required to distribute at least ninety percent (90%) of its net income, as calculated for federal income tax purposes and excluding long-term capital gains, for each taxable year. It is the intent of management to comply with this requirement each year, and, to the extent possible, to exceed it by distributing substantially all net income. In addition, it is intended that substantially all capital gains realized during each taxable year shall be distributed.

     Under the pertinent provisions of the Internal Revenue Code, the Fund's stockholders are subject to normal tax and surtax on all distributions of ordinary income and short term capital gains. Distributions of long term capital gains which are designated by the Fund as capital gain dividends, however, are treated by the stockholders as long term capital gain realized by them individually regardless of the length of time they have held their shares of the Fund's stock. Reference is hereby made to the distributions from realized capital gains shown IN THE STATEMENT OF REALIZED GAIN ON INVESTMENTS, which distributions reflect the per share amounts which were designated as capital gain dividends for each year indicated. Federal income tax treatment is the same whether distributions are received in cash or reinvested in additional shares.

     Approximately 52.66% of net asset value on December 31, 1998 represents unrealized appreciation on securities. Net gain on sale of securities when realized and distributed (actually or constructively) is taxable as capital gain. Prior to purchasing shares of the Fund, investors should carefully consider the impact which dividends and capital gains distributions may have. Any such dividends or capital gain distributions paid shortly after a purchase of shares will have the effect of reducing the per share net asset value by the amount of dividends or distributions. If the net asset value of shares held should thereby be reduced below the investor's cost, all or a portion of such dividends and distributions would be in effect a return of capital although taxable as capital gain or at ordinary income tax rates.

     Since a regulated investment company is permitted, in calculating its own normal tax and surtax, to deduct all dividends paid by it in accordance with the applicable statutes and regulations, it is expected that the Fund's federal income tax will ordinarily be reduced to a nominal amount.

     Pursuant to recently enacted legislation the Fund is required to withhold 31% from dividends and/or redemptions that occur in certain shareholder accounts if the shareholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply. Amounts withheld reduce the shareholder's tax liability and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of taxes.

     The Tax Reform Act of 1986 repeals the favorable treatment of long term capital gains and generally taxes such gains as ordinary income.

Legal  Proceedings
------------------

     There  are  no  pending  legal  proceedings  affecting  the  Fund.

To the Shareholders and Board of Directors
Wade Fund, Inc.
Memphis, Tennessee

Independent Auditor's Report

We have audited the statements of assets and liabilities and sources of net assets of Wade Fund, Inc., including the schedule of investments as of December 31, 1998, and the related statements of operations, realized gain on investments, unrealized appreciation on investments and changes in net assets for the three years then ended, and the financial highlights on page 6 of the prospectus for ten years then ended. These financial statements are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. Securities owned as investments at December 31, 1998, were held by the Trust Department of the First Tennessee Bank under a custodial agreement, and were verified by direct confirmation.

In our opinion, the aforementioned financial statements and schedule referred to above present fairly, in all material respects, the net assets of Wade Fund, Inc. as of December 31, 1998, and the results of its operations and the changes in its net assets for the three years then ended in conformity with generally accepted accounting principles. Also in our opinion, the financial highlights on page 6 of the prospectus for the ten years ended December 31, 1998, is fairly stated in all material respects in relation to the financial statements taken as a whole.



                                           /S/ RHEA & IVY, P.L.C.
Memphis, Tennessee
January 7, 1999

                         CONSENT OF EXPERTS
                         ------------------
     We hereby consent to the inclusion of our opinion dated January 7, 1999, in this prospectus.




                                                  RHEA & IVY, P.L.C.


Memphis, Tennessee
April 30, 1999

                                 WADE FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998
================================================================================

                                     Assets
                                     ------
Investments at closing market quotations:  Common Stocks
(cost $135,840.93) (note 1). . . . . . . . . . . . . . . . . . .  $  520,137.50
Cash on demand deposit . . . . . . . . . . . . . . . . . . . . .       5,206.82
Money Market Mutual Fund (Cost $202,170.95). . . . . . . . . . .     202,170.95
Dividends receivable . . . . . . . . . . . . . . . . . . . . . .       1,025.50
Interest receivable. . . . . . . . . . . . . . . . . . . . . . .         832.90
Subscription receivable. . . . . . . . . . . . . . . . . . . . .       5,824.58
Prepaid bond premium . . . . . . . . . . . . . . . . . . . . . .         370.11
                                                                  -------------

     Total assets. . . . . . . . . . . . . . . . . . . . . . . .     735,568.36
                                                                  -------------


                                   Liabilities
                                   -----------

Accrued expenses . . . . . . . . . . . . . . . . . . . . . . . .       4,915.25
State franchise taxes payable (note 1) . . . . . . . . . . . . .         825.08
Federal and state income taxes payable (note 1). . . . . . . . .           0.00
                                                                  -------------

   Total liabilities . . . . . . . . . . . . . . . . . . . . . .       5,740.33
                                                                  -------------
Net assets applicable to 18,659 shares of
outstanding capital stock. . . . . . . . . . . . . . . . . . . .  $  729,828.03
                                                                  =============
Net asset value per share of outstanding capital stock . . . . .  $       39.11
                                                                  =============
Offering and redemption price per share. . . . . . . . . . . . .  $       39.11
                                                                  =============

                       STATEMENT OF SOURCES OF NET ASSETS
                                DECEMBER 31, 1998

Capital
    Excess amounts received from sale of capital shares
    over amounts paid out in redeeming shares:
      Authorized 100,000 shares, no par value,
      outstanding 18,659 shares (note 2) . . . . . . . . . . . .  $  333,811.55
Accumulated net realized gain on investments
      (computed on identified cost basis). . . .  $1,563,900.44
Accumulated distributions on net realized gain .  $1,557,931.77.       5,968.67
                                                  --------------
Unrealized appreciation on investments (note 1). . . . . . . . .     384,296.57
                                                                  -------------

  Total capital. . . . . . . . . . . . . . . . . . . . . . . . .     724,076.79

Undistributed net income . . . . . . . . . . . . . . . . . . . .       5,751.29
                                                                  -------------

Net assets applicable to 18,659 shares of
outstanding capital stock. . . . . . . . . . . . . . . . . . . .  $  729,828.03
                                                                  =============

See  accompanying  notes  and  independent  auditor's  report.

                                 WADE FUND, INC.
                             STATEMENT OF OPERATIONS


                                                Years  Ended  December  31
                                                --------------------------
                                              1996         1997         1998
INCOME:
  Dividends . . . . . . . . . . . . . . .  $11,553.75   $10,367.50   $10,153.50
  Interest. . . . . . . . . . . . . . . .    7,837.92     9,523.39     9,401.42
                                           -----------  -----------  -----------

TOTAL . . . . . . . . . . . . . . . . . .  $19,391.67   $19,890.89   $19,554.92
                                           -----------  -----------  -----------

EXPENSES:
  Advisory fee (Note3). . . . . . . . . .  $ 4,613.15   $ 5,300.47   $ 5,300.13
  Legal fee . . . . . . . . . . . . . . .    4,596.25     4,795.72     4,800.00
  Accounting fee. . . . . . . . . . . . .    3,650.00     3,804.48     3,819.87
  Custodial fees. . . . . . . . . . . . .    1,725.00     1,800.00     1,980.00
  Taxes (federal, state, local) . . . . .      744.00       874.97       840.00
  Other expenses. . . . . . . . . . . . .    2,246.85     2,508.83     2,358.00
                                           -----------  -----------  -----------

  TOTAL EXPENSES. . . . . . . . . . . . .  $17,575.25   $19,084.47   $19,098.00
                                           -----------  -----------  -----------

  NET INCOME (LOSS) . . . . . . . . . . .  $ 1,816.42   $   806.42   $   456.92
                                           ===========  ===========  ===========
Ratio of total expenses to
total income. . . . . . . . . . . . . . .       90.63%       95.95%       97.66%

                    STATEMENT OF REALIZED GAIN ON INVESTMENTS

                                                 Years Ended December 31
                                        ---------------------------------------
                                             1996           1997        1998
REALIZED GAIN FROM
SECURITY TRANSACTIONS - Proceeds from
sale (Note 4). . . . . . . . . . . . .  $     65,734.87  $61,308.23  $35,305.81

Cost of securities sold
(identified cost basis). . . . . . . .        13,708.11   11,016.29    5,149.68
                                        ---------------  ----------  ----------

NET GAIN FROM SALES OF SECURITIES
BEFORE TAXES (Note 5). . . . . . . . .   .   $52,026.76  $50,291.94  $30,156.13
Deduct federal income and
state excise taxes (Note 1). . . . . .             0.00        0.00        0.00
                                        ---------------  ----------  ----------

NET GAIN ON INVESTMENTS (Note 5) . . .  $     52,026.76  $ 50,291.9  $30,156.13

               STATEMENT OF UNREALIZED APPRECIATION ON INVESTMENTS

                                 Years Ended December 31
                           -------------------------------------
                              1996         1997         1998
                           -----------  -----------  -----------
BALANCE AT JANUARY 1. . .  $284,676.99  $305,353.85  $379,406.89
BALANCE AT DECEMBER 31. .   305,353.85   379,406.89   384,296.57
                           -----------  -----------  -----------

INCREASE (OR DECREASE) IN  $ 20,676.86  $ 74,053.04  $  4,889.68
UNREALIZED APPRECIATION


See  accompanying  notes  and  independent  auditor's  report.

                                     WADE FUND, INC.
                            STATEMENT OF CHANGES IN NET ASSETS

                                                        Years Ended December 31
                                                 ----------------------------------------
NET ASSETS - BEGINNING OF PERIOD                     1996          1997          1998
  (Includes undistributed
   net income as follows:
  1996 $5,814.89; 1997 $5,895.55;
  1998 $5,832.40)           . . . . . . . . . .  $584,346.86   $628,808.87   $705,332.01
INCOME:
  Net income (loss) per statement
  of income and expenses. . . . . . . . . . . .  $  1,816.42   $    806.42   $    456.92
  Net equalization (debits credits
  included in price of shares
  sold and repurchased (note 2) . . . . . . . .       (23.46)        (3.72)         1.65
  Distribution to shareholders:
  1996 - $.10; 1997 - $.05; 1998 -
  $.03 (See Note 6) . . . . . . . . . . . . . .  $ (1,712.30)  $   (865.85)  $   (539.73)
                                                 ------------  ------------  ------------
  Increase (decrease) in prior
  balance of undistributed
   net income . . . . . . . . . . . . . . . . .  $     80.66   $    (63.15)  $    (81.16)
                                                 ------------  ------------  ------------
REALIZED GAIN OR LOSS ON
INVESTMENTS
  Net gain form sale of investments . . . . . .  $ 52,026.76   $ 50,291.91   $ 30,156.13
  Distribution to shareholders
  1996 - $3.04; 1997 - $2.91;
  1998 - $1.67 (note 6) . . . . . . . . . . . .  $(52,053.92)  $(50,392.47)  $(30,044.97)
                                                 ------------  ------------  ------------
  Increase (decrease) in undis-
  tributed net gain realized. . . . . . . . . .  $    (27.16)  $   (100.53)  $    111.16
INCREASE (DECREASE IN UNREALIZED
APPRECIATION ON INVESTMENTS   . . . . . . . . .  $ 20,676.86   $ 74,053.04   $  4,889.68
                                                 ------------  ------------  ------------

CAPITAL STOCK ISSUED AND REPURCHASED
(Exclusive of equalization debits and credits)
  Amounts received for shares sold:
  1996 - 299 shares; 1997 - 0 shares;
  1998 - 155 shares . . . . . . . . . . . . . .  $ 10,366.50   $      0.00   $  6,022.15
  Net asset value of shares issued
  to shareholders in reinvestment
  of net investment income and
  realized gain from security
  transactions: 1996 - 943 shares;
  1997 - 825 shares; 1998 - 518 shares . . . . . $ 32,788.11   $ 31,866.25   $ 19,402.63
                                                 ------------  ------------  ------------
                                                 $ 43,154.61   $ 31,866.25   $ 25,424.78
  Less amounts paid for shares of
  capital stock repurchased:
  1996 - 567 shares; 1997 - 749 shares;
  1998 - 156 shares             . . . . . . . .  $(19,422.96)  $(29,252.47)  $ (5,848.44)
                                                 ------------  ------------  ------------
  Net increase (decrease) in capital stock
  issued 1996 - 675 shares;  1997 - 76 shares;
  1998 - 517 shares . . . . . . . . . . . . . .  $ 23,731.65   $  2,633.78   $ 19,576.34
                                                 ------------  ------------  ------------
NET ASSETS - END OF PERIOD
  (Includes undistributed net income
  as follows: 1996 - $5,895.55;
  1997 - $5,832.40; 1998 - $5,751.24) . . . . .  $628,808.87   $705,332.01   $729,828.03
                                                 ===========   ===========   ============

See  accompanying  notes  and  independent  auditor's  report.

                                 WADE FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1998

                                           Number of                   Market
                                             Shares       Cost          Value
                                             ------  --------------  -----------
Common Stocks - 71.27%
     Aluminum - 7.15%
          Aluminum Co. of America. . . . . .     700  $     6,456.75  $ 52,193.75
                                                     --------------  -----------

     Automobile - 3.61%
          Autozone (B). . . . . . . . . . .     800        23,132.0    26,350.00
                                                     --------------  -----------

     Banks and Finance - 18.67%
          J.P. Morgan & Company, Inc. . . .     500        1,833.19    52,531.25
          First Tennessee National Corp.. .   2,200       20,881.67    83,737.50
                                                     --------------  -----------
                                                          22,714.86   136,268.75
                                                     --------------  -----------

     Electronics - 9.39%
          Texas Instruments, Inc. . . . . .     800        1,072.95    68,500.00
                                                     --------------  -----------

     Insurance - 5.29%
          Safeco Corporation. . . . . . . .     900        1,080.71    38,643.75
                                                     --------------  -----------

     Metals - 3.49%
          Phelps Dodge Corp.. . . . . . . .     500       23,634.00    25,437.50
                                                     --------------  -----------

     Paper Products - 6.14%
          International Paper, Inc. . . . .   1,000       24,828.25    44,812.50
                                                     --------------  -----------

     Petroleum Services - 3.81%
          Schlumberger, Ltd . . . . . . . .     600       11,084.10    27,825.00
                                                     --------------  -----------

     Pharmaceutical - 9.17%
          Bristol-Myers Squibb. . . . . . .     500       14,928.13    66,906.25
                                                     --------------  -----------

     Railroads - 4.55%
          CSX Corporation . . . . . . . . .     800        6,909.18    33,200.00
                                                     --------------  -----------

TOTAL COMMON STOCK - 71.27%                          $   135,840.93   520,137.50
                                                     ==============   ==========
MONEY MARKET MUTUAL FUNDS - 27.70%
     First Funds U.S. Government Portfolio               202,170.95   202,170.95
                                                     --------------  -----------

Total Money Market Funds                                 202,170.95   202,170.95
                                                     --------------  -----------
Total Investments                                    $338,011.88(A)   722,308.45
                                                     ==============  -----------

Other assets less liabilities - 1.03%                                   7,519.58
                                                                     -----------

NET ASSETS - 100%                                                    $729,828.03
                                                                     ===========

(A) Represents the aggregate cost of investments for federal income tax purposes.
(B)     Non-income  producing.

See  accompanying  notes  and  independent  auditor's  report.

                                 WADE FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1998

Note 1 Since it is the policy of the Fund to qualify each year as a regulated investment company under Section 851 of the Internal Revenue Code and to distribute all, or substantially all, of it s taxable income, including realized net gain on investments, it is not expected that federal income tax will ordinarily constitute a major item of expense. Therefore, no provision is made for such tax on unrealized appreciation on investments. However, on the accrual basis of accounting, provision for federal income tax and state franchise and excise tax on net income and on net realized gain on investments is made when applicable.

Note 2 The company follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of capital shares equivalent, on a per share basis, to the amount of distributable net investment income on the date of the transaction is credited or charged to undistributed net income. As a result, undistributed investment income per share is naffected by sales or redemptions of fund shares.

Note 3 Reference is hereby made to the heading Investment Adviser on page 11 of the Prospectus for explanation.

Note 4 Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the year; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last reported bid price. During the year ended December 31, 1998, proceeds of securities sold were $35,305.81.

Note 5 The figures shown represent net profit for federal income tax purposes. Net profit before taxes computed on an average cost basis would have been the same.

Note 6 On December 1, 1998, the Board of Directors declared a dividend distribution from net realized gains from security transactions of $1.67 per share and from net income of $.03 per share. The dividends were paid December 18, 1998, to stockholders of record December 10, 1998.

Note 7 Reference is hereby made to the heading Purchase of Securities Being Offered on Page 12 of the Prospectus for explanation of the basis used in determination of market value.

PART  B.     STATEMENT  OF  ADDITIONAL  INFORMATION



                                 FILE NO. 2-7988

     The  Statement  of  Additional  Information  is  not  a  prospectus.

     The Statement of Additional Information should be read in conjunction with the prospectus.

     A  copy  of  the  prospectus  may  be  obtained  from:

                                 Wade Fund, Inc.
                          Suite 2224 5100 Poplar Avenue
                            Memphis, Tennessee 38137
                              Tel. No. 901-682-4613

     The date of the prospectus to which the Statement of Additional Information relates is April 30, 1999, and Wade Fund, Inc., is the registrant.

     The  date  of  the  Statement of Additional Information is: April 30, 1999.

                                TABLE OF CONTENTS


PART  B.  STATEMENT OF ADDITIONAL INFORMATION                         Page
                                                                 --------------

  General  Information  and  History                             See Prospectus
  Investment  Objectives  and  Policies                                       3
  Management  of  the  Registrant                                             4
  Custodian, Transfer Agent and Dividend-Paying Agent                         4
  Control Persons and Principal Holders of Securities                         5
  Investment  Advisory  and  Other  Services                     See Prospectus
  Brokerage  Allocation                                                       6
  Capital  Stock  and  Other  Securities                         See Prospectus
  Purchase, Redemption and Pricing of Securities Being Offered                7
  Tax  Status                                                    See Prospectus
  Prospectus  Underwriters                                                    7
  Calculation of Yield Quotations of Money Market Funds
  Not Applicable Financial Statements                           See  Prospectus

Investment  Objectives  and  Policies
-------------------------------------

     The purpose of the Fund is to permit the combining of many relatively small amounts of money into one large fund to be utilized for investment purposes. The individual stockholders of Wade Fund, Inc. are thereby enabled to share the benefits derived from continuous investment supervision based on long experience and constant research and study.

      Subject to change by the Board of Directors, but only with the vote of the holders of a majority of the Registrant's outstanding voting securities, the primary objective of the Fund is long term appreciation of capital. Its investment policy is directed only secondarily to obtaining dividend and interest income. Accordingly, it is expected that the Fund normally will be almost wholly committed to a selected group of common stocks which might appreciate in value, although it may invest any portion of its assets in convertible securities, bonds and preferred stocks which also might appreciate in value. During periods, which the management feels to be of general economic decline, management, as a matter of temporary defensive policy may invest assets in U. S. Treasury or investment grade corporate debt securities, which provide price stability and income, or hold same in cash. The Fund is under no restriction as to the amount or type of portfolio securities which may be bought or sold, and, except for the prohibition against investment for the purpose of exercising control, there is no limit on the percentage of voting securities of any issuer which it may acquire. Investments shall be confined to established companies, which have been engaged in business not less than three (3) years. Accordingly, the investment techniques employed are not designed to result in short-term trading or rapid portfolio turnover to secure quick profits nor in disproportionate brokerage or tax consequences to the Fund and its shareholders. The rate of portfolio turnover for the fiscal years ended December 31, 1996, 1997 and 1998 was 0.00%, 4.43% and 0.00% respectively.

     In connection with the foregoing it should be pointed out that any investment in securities involves an inherent risk of loss through capital depreciation resulting from a decline in market values in general or from a decline in the market value of particular securities held. As a result, the attainment of the Fund's objectives cannot be assured. However, it is the management's belief that the continuous investment supervision based upon experience which is furnished to the Fund serves to reduce such risk.

Management  of  the  Fund
-------------------------

     The  following  represents  the  manage  of  the  Fund:

                               Position(s) Held   Principal Occupation(s)
Name and Address               With Registrant     During Past 5 Years
-----------------------------  ---------------  -------------------------
Maury Wade, Jr                 Director          Investment Adviser
Suite 2224 5100 Poplar Avenu   President
Memphis, Tennessee 38137

L. Palmer Brown, III           Director          L.P. Brown Enterprises
119 Racine Street                                Owner
Memphis, Tennessee 38111

David L Delbrocco              Director          Delbrocco And Associates
4735 Spottswood Suite 204
Memphis, Tennessee 38117

Richard D. Harwood             Director          Retired
4056 Barrone Way
Memphis, Tennessee 38117

Charles Grant Wade             Director          United States Air Force
285 Shadow Grove Cove          Secretary         Retired
Memphis, Tennessee 38018       Treasurer

     No officer or director of the Fund received from the Fund as much as $60,000 aggregated remuneration for services in all capacities. No such person receives any pension or retirement benefits from the Fund. On December 31,1998, the officers and directors of the Fund as a group owned 4,503 shares of its only class of stock, or 24.13% of the total number of shares outstanding on that date. All of the foregoing shares were owned both beneficially and of record (Excludes 261 shares owned by mr. Delbrocco as custodian for his daughter beneficial ownership of which is denied).

Custodian,  Transfer  Agent  and  Dividend-Paying  Agent
--------------------------------------------------------

    Except as noted below, all securities and funds of Wade Fund, Inc., are held in the safekeeping of the First Tennessee Bank N.A. Memphis, 165 Madison Avenue, Memphis, Tennessee, 38103. The only exception to the foregoing is a separate bank account against which officers of the fund designated by the Board of Directors are authorized to make withdrawals for the purpose of paying management and operating expenses. Such account is maintained by said Bank out of the funds held by it, and in accordance with a resolution of the Board of Directors of the Fund, it may not exceed a maximum of $20,000.00 at any time nor a total aggregate in excess of $20,000.00 during any fiscal year unless otherwise specifically directed by further resolution of the Board of Directors.

     The  Fund  serves  as  its  own  transfer  agent and dividend paying agent.

     No officer, director or employee of the Fund has any access to the securities owned by it except that access may be had only for the purposes of inspection by any two of five officers or directors designated by the Board of Directors, which access may be had only in the company of duly authorized official or employee of said Bank. All officers and directors having access to funds or securities as aforesaid are required to be bonded by a reputable company in an amount fixed by the Board of Directors.

Control  Persons  and  Principal  Holders  of  Securities
---------------------------------------------------------

     As of April 15, 1999, no person controls more than 25% of the 18,659 shares of voting securities of the Fund then outstanding. No person controls or asserts control of the Fund. There has been no adjudication under section 2(a) of the 1940 Act [15 U.S.C. 80a-2(a)(9)], which has become final that control exists.

     The name, address, and percentage of ownership of each person who owns of record or is known by the Registrant to own of record or beneficially 5% or more of any class of the Registrant's outstanding equity securities is as follows:

                                                           Percentage of Outstanding
Name                                 Address                 Stock Owned of Record
-----------------------  --------------------------------  --------------------------
Jeannene T. Cathey       46 South Perkins Road                                  6.88%
                         Memphis, Tennessee 38117

Richard D. Harwood       4056 Barrone Way                                       4.82%
                         Memphis, Tennessee 38117

Axson Brown Morgan       P.O. Box 11514                                        24.99%
                         Memphis, Tennessee 38111

Charles Grant Wade       285 Shadow Grove Cove                                  7.91%
                         Memphis, Tennessee 38018


The Estate of Kate Wade  22 North Front Street Suite 1100                       5.97%
                         Memphis, Tennessee 38103

Maury Wade, Jr. *        5488 Pecan Grove Lane                                  8.18%
                         Memphis, Tennessee 38120

*  Denotes  an  "interested  person" of the Fund as defined in the Investment Company
Act  of  1940.

Brokerage  Allocation  and  Other  Practices
--------------------------------------------

     During the fiscal years ended December 31, 1996, 1997 and 1998, the Fund paid brokerage fees aggregating $415.13, $511.27 and $19.19 respectively, on the purchase and sale of portfolio securities. The selection of brokerage firms with whom to place such transactions is not based on any formula, method or criteria other than the intention to obtain the best price and execution available and to pay only such commissions as are reasonable in relation to the value of the brokerage services rendered. During the fiscal year in question the only brokerage firms used were Robinson Humphrey and Merrill Lynch. Other than brokerage services, no other services were furnished to the Fund or its adviser by the brokerage firms used. However, any additional services received from any brokerage firm are those available to all their customers in the normal course of business and these result in no expense to the Fund nor to any reduction in the adviser's expenses, nor is there any allocation of business on the basis of such services or on the basis of any sales efforts of the Fund's shares on the part of any broker. No weight is given any additional services rendered in arriving at the value of the brokerage services rendered. It is the Fund's intention to get the best price and execution and pay only such commissions as are reasonable in relation to the value of the brokerage services rendered, and it believes it has always done so in the past. Although there is no arrangement, understanding or specific intention to confine the Fund's brokerage business to any particular firm or firms, it is intended that the practice set forth hereinabove will be continued and, so long as it is felt that the best prices and executions are being obtained and that the commissions charged the Fund are reasonable in relation to the value of the brokerage services rendered, that most, if not all of such business will be placed with the firms with which the Fund has done business in the past. The selection of brokers used for portfolio transactions is made by the Fund's President who also acts as its investment adviser. Over-the-counter transactions are placed with the primary market maker unless it is believed that a better price or execution is obtainable elsewhere.

Purchase,  Redemption  and  Pricing  of  Securities  Being  Offered
-------------------------------------------------------------------

     The following is an example of the calculation of net asset value based on the Fund's situation at the close of business on December 31, 1998:

Market Value of Portfolio Securities                                                      $520,137.50
Cash on Deposit                                                                            207,377.77
Receivables from Dividends and Interest                                                      1,858.40
Other Assets                                                                                 6,194.69
                                                                                     ----------------
Total Assets                                                                        $      735,568.36

Less Liabilities:
Accrued Expenses and Taxes                                                                   5,740.33
                                                                                     ================
Value of Net Assets                                                                 $      729,828.03

Number of Shares Outstanding                                                                   18,659

Net Asset Value Per Share ($729,828.03 divided by 18,659 adjusted to nearest cent)             $39.11
Offering Price December 31, 1998                                                               $39.11
Redemption Price December 31, 1998                                                  $           39.11

     Sales and redemption of the Fund's stock may be suspended during periods when determination of net asset value is suspended because (a) the New York Stock Exchange is closed on days other than weekends or holidays, (b) trading on said Exchange is restricted as determined by the rules and regulations of the Securities and Exchange Commission, or (c) an emergency exists in accordance with the rules and regulations of the Securities and Exchange Commission which makes disposal of securities owned by the Fund not reasonably practical. Other than the possibility of such a suspension, there are no restrictions on the redemption of shares upon demand of the holder. There has been no suspension of sales or redemptions since the Fund has been in existence.

Underwriters
------------

     There is no underwriter for the capital stock of the Registrant other than the Registrant.

PART  C.     OTHER  INFORMATION

Item  24.  Financial  Statements  and  Exhibits

           A.  Financial  Statements  (all  included  in  Part  A):

               (1) Report  of  Independent  Accountants
               (2) Statement  of  Assets  and  Liabilities
               (3) Statement  of  Sources  of  Net  Assets
               (4) Statement  of  Income  and  Expenses
               (5) Statement  of  Realized  Gain  or  Loss  on  Investments
               (6) Statement  of  Unrealized  Gain  or  Loss  on  Investments
               (7) Statement  of  Changes  in  Net  Assets
               (8) Investments
               (9) Notes  to  Financial  Statements

           B.  Exhibits

               (1) Charter - See Form N-8B-1, filed May 16, 1949, and Post Effective Amendment No.18, filed February 14, 1962 both of which are incorporated herein by reference, and Charter
                    Amendment dated February 28, 1983, which is incorporated herein by reference.

               (2) By-Laws - See Form N-8B-1, filed May 26, 1949, which is incorporated herein by reference, and see Post Effective
                    Amendment No. 42, filed March 12, 1980, which is incorporated herein by reference and Amendment to By-Lays adopted December 8, 1982, which is incorporated herein by reference.

               (3)  Voting trust agreements - Not applicable.

               (4)  Specimen of security - See Post Effective  Amendment No. 42,
                    Filed  march  12,  1980,   which  is   incorporated   herein
                    reference.

               (5) Investment advisory contracts - See Form N-8B-1, filed May 16, 1949, which is incorporated herein by reference, and see Post Effective Amendment No. 42, filed March 12, 1980, which is incorporated herein by reference.

               (6)  Underwriting or distributions contracts - Not applicable.

               (7) Bonus, profit sharing, pension or other contracts - Not applicable.

               (8) Custodian agreements - See Post Effective Amendment No. 22, filed March 15, 1965, which is incorporated herein by reference.

               (9)  Other material contracts - Not applicable.

               (10) Opinions and  Consents of Counsel - See Form  N-8B-1,  filed
                    May 16, 1949, and Post Effective Amendment No. 18, filed February 14, 1962, both of which are incorporated herein by reference. See Consent of Counsel, Attachment B(10).

               (11) Other  opinions  - See  Consent of  Accountants,  Attachment
                    B(11).

               (12) Omitted financial statements - Not applicable.

               (13) Other agreements - Not applicable.

               (14) Model Plan - Not applicable.

               (15) Rule 12b-1 Plan - Not applicable

               (16) Performance quotation - Not applicable

               (17) Electronic Filers - Not applicable.

                         CONSENT OF EXPERTS
                         ------------------
     We hereby consent to the inclusion of our opinion dated January 7, 1999, in this prospectus.




                                              /S/  RHEA & IVY, P.L.C.


Memphis, Tennessee
April 30, 1999

Item 25.  Persons Controlled by or Under Common Control with Registrant: None

Item 26.  Number of Holders of Securities at March 31, 1999:

              (1)                                  (2)
          Title of Class                 Number of Record Holders
          --------------                 ------------------------

          Common Capital Stock, NPV                56


Item 27.  Indemnification:

          No provision exists for indemnification of officers, directors, underwriters or affiliated person of the Registrant.

          Tennessee  code  annotated   sections   48-18-501   through  48-18-509
          authorize a corporation to provide for the indemnification of officers, directors, employees and agents in terms sufficiently broad to permit indemnification under certain circumstances for liabilities (including reimbursement for expenses incurred) arising under the securities act of 1933, as amended.

          Insofar as indemnification for liability arising under the securities act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the securities and exchange commission such indemnification is against public policy as expressed in the act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by the director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment of Adviser.

          Maury Wade, Jr., is engaged in the business of Maury Wade & Company, an investment advisor service which customarily provides advice to investors, both individual and institutional, as to the making of investment decisions concerning publicly traded equity securities and debt securities of corporations and of federal, state and local governmental entities.

Item 29. Principal Underwriters - Not Applicable.

Item 30. Location of Accounts and Records.

          All securities and all funds (except an operation bank account limited to $20,000 per year) of Wade Fund, Inc., are held in the safekeeping of First Tennessee Bank, N.A. Memphis, Tennessee, 38103

          The corporate charter, by-laws, minutes and all other records and documents of the Fund are kept in the principal office of Wade Fund, Inc., Suite 2224, 5100 Poplar Avenue, Memphis, Tennessee, 38137.

Item 31. Management Services - Not Applicable.

Item 32. Undertakings.

                           UNDERTAKING TO FILE REPORTS
                           ---------------------------


          Subject to the terms and conditions of Section 15(d) of the Securities and Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

          The undersigned registrant hereby further undertakes the following:

          1.   To file any prospectus necessary to comply with the provisions of
               Section   10(a)(3)   of  the   Securities   Act  of   1933  as  a
               post-effective amendment.

          2. That for the purposes of determining liabilities under Section 11 each such post-effective amendment shall be deemed to be anew registration statement relating to the shares offered thereunder.

                               S I G N A T U R E S
                               -------------------

      Pursuant to the requirements of the Securities Act of 1933 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Memphis and State of Tennessee on the 27th day of April, 1999
                    ----           ------------

                                 WADE FUND, INC.
                                 ---------------



/S/ Charles Grant Wade                      /S/ Maury Wade, Jr.
----------------------                      -------------------
Secretary                                   President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

   Signature                            Title                   Date
   ---------                            -----                   ----

/S/ Maury Wade, Jr.                   President            April 27, 1999
----------------------       ----------------------------  -------------------
Maury Wade, Jr.


/S/ Charles Grant Wade       Treasurer Financial Officer   April 27, 1999
----------------------       ----------------------------  -------------------
Charles Grant Wade


/S/ Charles Grant Wade       Treasurer Accounting Officer  April 27, 1999
----------------------       ----------------------------  -------------------
Charles Grant Wade


/S/ Maury Wade, Jr.                    Director            April 27, 1999
----------------------       ----------------------------  -------------------
Maury Wade, Jr.


/S/ Charles Grant Wade                 Director            April 27, 1999
----------------------       ----------------------------  -------------------
Charles Grant Wade


/S/ David L. DelBrocco                 Director            April 27, 1999
----------------------       ----------------------------  -------------------
David L. DelBrocco

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